Long-term debt (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-term debt
Long-term debt	€ 7,287,881	€ 6,836,108
Less current portion	(1,596,029)	(575,283)
Long-term debt, less current portion	5,691,852	6,260,825
Schuldschein loans
Long-term debt
Long-term debt	227,296	228,399
Bonds
Long-term debt
Long-term debt	6,967,743	6,492,120
Other
Long-term debt
Long-term debt	€ 92,842	€ 115,589